Capital structure and financial items - Cash and cash equivalents and free cash flow - Cash and cash equivalents (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Balances with banks	kr 12,653	kr 10,720	kr 12,757
Current debt (bank overdrafts)	0	(1)	(531)
Cash and cash equivalents	12,653	10,719	kr 12,226	kr 15,411
Bank loan classified as financing activities	480	358
Bank loan classified as cash and cash equivalents	kr 0	kr 1